THE MARKMAN
MULTIFUNDS
SEMI-ANNUAL REPORT o JUNE 30, 1997 o (UNAUDITED)

April
 May
  June
Updates on
Conservative,
Moderate, and
Aggressive
Portfolios

Diversification: Your Airbag and Seatbelt in a Market Crash

PRESIDENT'S MESSAGE

Dear Fellow Investors,

As you might imagine, folks around here are regularly asked, "What's the market going to do?" Our standard answer seems, on the surface, to be a joke, but is really quite serious: The market will do whatever will confound the maximum number of investors.

This was proved true once again in the second quarter. When we last wrote to you, the markets were in the midst of a swoon that had many investors scared and most market observers measuring the funeral shroud for the great `90s bull market. But a funny thing happened on the way to this particular cemetery. Literally, the day after the S&P 500 dipped into negative territory for the year, an explosive rally began that, as I write this, still shows little sign of abatement. And, unlike previous rallies over the past several years, this one was broad based. Not just blue chips, but tech, small cap, and even battered momentum funds soared.

Bottom line: It was the best quarter in funds in over six years, and the MultiFunds' best quarter ever.

But for many investors -- including quite a few of you shareholders who have called our offices lately -- this past quarter's "melt-up" has set off bells, buzzers, and red warning lights of impending danger. As the Wall Street Journal put it recently, "...fund investors happily toting up their second quarter gains need to consider whether their portfolios -- and psyches -- are braced for ugly scenarios such as an extended 25-40% bear market in U.S. stocks or a period of several years of lackluster single digit gains."
-- (WALL STREET JOURNAL, 7/3/97) The Wall Street Journal

So the questions arise : What will happen to my MultiFund shares if the market declines? What action will you take during a market correction?
How much risk am I currently assuming in my MultiFund investment?
I'll attempt to answer these questions as best I can, with the usual caveats that no one can exactly predict the course of the markets and that, no matter how good the analysis, it is an iffy proposition to project future performance from historic statistics. What we can do is:

1. Revisit the conceptual foundations of our portfolios.
2. Analyze how our portfolios performed in down market conditions.

First,
THE CONCEPTUAL FOUNDATION:
As you know, each of the Markman MultiFund Allocations is fully diversified and actively managed. Our commitment to diversification ensures that each allocation will (consistent with its risk parameters) span the range of large and small U.S. stocks, foreign stocks, growth and value orientations, bonds, and cash. The admitted drawback to this approach is that during periods when one market or style is overwhelmingly strong (such as large cap U.S. growth stock in recent years), diversification will act as a drag on upside performance. Conversely, when the market declines, that same diversification may well stabilize the portfolio, leading to superior relative returns.

Nice theory. But how does it play out in the real world of your portfolio? Here are some eye-opening facts:

We went back to the beginning of this year and identified all the down days in the market (as measured by the S&P 500). The average loss was .81%. We then did the calculations to see what our MultiFund Allocations did on those days. The Aggressive lost .37%, the Moderate lost .21%, and the Conservative lost only
 .10%! We think that demonstrates excellent relative stability. But just adding up and averaging isolated days may not tell the whole story. So we also looked at how the Allocations did during the correction earlier this year. From February 18 through April 11, the S&P 500 lost 9.7%. The Nasdaq lost 11.6%. Both large caps and small caps were correcting. The bond market was declining severely, and international markets were skittish in sympathy. Your portfolios, however, held up much better. The Aggressive lost 5.5%, the Moderate 3.5%, and the Conservative a mere 2.7%.

We must be clear that this is not to be taken as any guarantee of future performance.

We could do worse; we could do better. What is important is how these numbers give you a real life, real-time sense of the potential volatility you are exposed to.

So the answer to the question of what action we might take in a market decline is somewhat addressed by the diversification moves we've already made. Of course, the nature of any future decline is unknown, and no one can accurately predict which areas will hold up best and which will decline the most. As events unfold, we will likely hew to our basic diversification and actively manage around the edges: a nip here, a tuck there. Wholesale changes are most unlikely. Bottom line: We think all three portfolios are generating good upside performance relative to their potential downside risk exposure. It's a tried and true "sleep well at night" formula. We'll do the worrying. That's what you pay us for.

/s/ Bob Markman

THE MARKMAN MULTIFUNDS PERFORMANCE

Markman Aggressive Allocation Portfolio

Our major core positions in this portfolio remained fairly constant during the quarter.

Under the lid as of 6/30/97
Often what a fund appears to be on the surface is different from what it actually is in composition. To get a better understanding of the true nature of the overall portfolio, we "unscrewed the tops" of each of the funds we own and dumped the contents out on the table. Here's what the overall mix looked like.

PIE CHART:
U.S. STOCKS            69%
INTERNATIONAL STOCKS   21%
BONDS                   1%
CASH                    9%

 ...large cap technology stocks...will continue to be market leaders.

We did, however, shift some assets on the margin to reflect our increasingly bullish view of the markets.

The defensively-oriented real estate holdings were eliminated. We also made slight reductions in our value funds. These dollars were repositioned primarily in PBHG Growth, Rydex Nova, and Rydex OTC.

By mid-April, the carnage in the momentum fund area had gotten so severe that we concluded (for the first time since last summer) that the rewards finally outweighed the risks. Gary Pilgrim, manager of the PBHG Growth Fund, is the "dean" of aggressive momentum investors and was the logical person to tap as we moved back into this sector. In hindsight, the timing could not have been better.

Rydex OTC is a fund that mirrors the Nasdaq 100 Index. This index consists primarily of larger technology companies and is weighted so that a small portion (10 - 15 stocks) represents over 50% of the Index's movements. (In fact, Intel and Microsoft alone represent over 30% of the Index.) This fund is a very efficient and predictable way for us to participate in large cap technology stocks which we believe will continue to be market leaders.

Rydex Nova is another index-oriented fund. This fund attempts to replicate 150% of the movement of the S&P 500. Naturally, if the S&P 500 is moving up strongly, Nova will be one of the few that is almost assured of beating the S&P 500.

So far, we've been very happy with the results created by adding these three new "seasonings" to the mix.

MARKMAN AGGRESSIVE ALLOCATION PORTFOLIO COMPARISON

PUTTING IT IN PERSPECTIVE BAR CHARTS - GRAPHIC REPRESENTATION
BEHIND THE COMPARISON
                      Markman Aggressive    S&P 500   Lipper Global
                      Allocation Portfolio            Flexible Fund Index
2ND QTR. 1997         11.2%                 17.5%      8.1%
12 MOS ENDED 6/97     15.7%                 34.7%     17.3%
SINCE INCEPTION*      23.3%                 32.9%     17.8%

*From February 1, 1995 (annualized)

PORTFOLIO OF INVESTMENTS - MARKMAN AGGRESSIVE ALLOCATION PORTFOLIO -
JUNE 30, 1997 (UNAUDITED)

FUND                                                                        SHARES      MARKET VALUE      % OF TOTAL  STATUS+
VANGUARD U.S. GROWTH PORTFOLIO .....................................        333,045     $9,281,971        11.3%       +

OAKMARK SMALL CAP FUND* ............................................        515,243      9,099,191        11.1%       -

FRANKLIN MUTUAL EUROPEAN FUND.......................................        659,505      8,494,427        10.3%       -

STEIN ROE GROWTH STOCK FUND ........................................        224,789      7,514,681         9.1%       +

PBHG GROWTH FUND* ..................................................        283,130      7,013,126         8.5%       NEW

FRANKLIN MUTUAL SHARES FUND ........................................        313,573      6,622,662         8.1%       -

OAKMARK INTERNATIONAL FUND .........................................        353,105      6,461,823         7.9%       -

THE RYDEX SERIES NOVA FUND* ........................................        233,258      5,222,639         6.4%       NEW

YACKTMAN FUND ......................................................        344,284      5,143,608         6.3%       -

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND* ...........................        152,357      4,642,325         5.7%       +

THE RYDEX SERIES OTC FUND* .........................................        205,598      4,463,543         5.4%       NEW

AMERICAN CENTURY INTL. DISCOVERY FUND ..............................        480,631      4,171,878         5.0%       -

T. ROWE PRICE BLUE CHIP FUND .......................................        182,938      4,026,470         4.8%       -
                                                                                       -----------      -------

TOTAL INVESTMENTS (COST $71,395,968) ................................................   82,158,344        99.9%
                                                                                       -----------      -------
OTHER ASSETS AND LIABILITIES (NET) ..................................................       40,298         0.1%
                                                                                       -----------      -------
NET ASSETS ..........................................................................  $82,198,642       100.0%
                                                                                       ===========      =======


*NON-INCOME PRODUCING SECURITY
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


+ "+" means larger percentage than end of prior quarter, "-" means smaller percentage than end of prior quarter, "new" means did not appear in prior quarter.

THE MARKMAN MULTIFUNDS PERFORMANCE
Markman Moderate Allocation Portfolio

As you know, the Moderate Allocation is the one in which we blend together what we feel are the most compelling funds and concepts from the Conservative and Aggressive Allocations.

Under the lid as of 6/30/97
Often what a fund appears to be on the surface is different from what it actually is in composition. To get a better understanding of the true nature of the overall portfolio, we "unscrewed the tops" of each of the funds we own and dumped the contents out on the table. Here's what the overall mix looked like.

PIECHART:
U.S. STOCKS             52%
INTERNATIONAL STOCKS    24%
BONDS                   11%
CASH                    13%

By doing this, we hope to create a portfolio with the lower risk/higher return characteristics that will provide the most "comfortable" approach for the majority of shareholders.

By definition, then, the Moderate Allocation will always be sensitive to changes made in the Conservative and Aggressive Allocations. As the year unfolded, our ongoing analysis pointed to the possibility that the Moderate Allocation was leaning a bit too much to the cautious side. To rectify this possible "imbalance," we added positions in Rydex OTC and Nova to the mix. We believe this has added just the right amount of "oomph" to our basic core of stable growth and income holdings.

MARKMAN MODERATE ALLOCATION PORTFOLIO COMPARISON

PUTTING IT IN PERSPECTIVE BAR CHARTS - GRAPHIC REPRESENTATION
BEHIND THE COMPARISON
                      Markman Moderate       S&P 500          Lipper Flexible
                      Allocation Portfolio                    Fund Index
2ND QTR. 1997          8.2%                  17.5%            10.0%
12 MOS ENDED 6/97     15.5%                  34.7%            18.4%
SINCE INCEPTION*      20.0%                  32.9%            19.5%

*From February 1, 1995 (annualized)

PORTFOLIO OF INVESTMENTS - MARKMAN MODERATE ALLOCATION PORTFOLIO -
JUNE 30, 1997 (UNAUDITED)

FUND                                                                        SHARES       MARKET VALUE      % OF TOTAL  STATUS+
FRANKLIN MUTUAL DISCOVERY FUND .......................................        587,530    $11,497,953       13.4%       -

YACKTMAN FUND ........................................................        731,836     10,933,627       12.8%       -

NORTHEAST INVESTORS TRUST.............................................        953,640     10,909,646       12.7%       -

FRANKLIN MUTUAL BEACON FUND ..........................................        743,608     10,841,811       12.7%       -

JANUS WORLDWIDE FUND .................................................        230,846      9,252,311       10.8%       +

COHEN & STEERS REALTY SHARES .........................................        170,060      8,018,312        9.4%       -

THE RYDEX SERIES NOVA FUND* ..........................................        315,677      7,068,006        8.3%       NEW

VANGUARD U.S. GROWTH PORTFOLIO .......................................        209,326      5,833,912        6.8%       -

OAKMARK INTERNATIONAL FUND ...........................................        293,819      5,376,895        6.3%       -

THE RYDEX SERIES OTC FUND* ...........................................        182,740      3,967,275        4.6%       NEW

THE ROBERTSON STEPHENS PARTNERS FUND .................................        107,096      1,700,691        1.9%       -
                                                                                         -----------      ------

TOTAL INVESTMENTS (COST $75,244,364) ..................................................   85,400,439       99.7%
                                                                                         -----------      ------

OTHER ASSETS AND LIABILITIES (NET) ....................................................      241,088        0.3%
                                                                                         -----------      ------

NET ASSETS ............................................................................  $85,641,527      100.0%
                                                                                         ===========      ======

*NON-INCOME PRODUCING SECURITY
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

+ "+" means larger percentage than end of prior quarter, "-" means smaller percentage than end of prior quarter, "new" means did not appear in prior quarter.

THE MARKMAN MULTIFUNDS PERFORMANCE

Markman Conservative Allocation Portfolio

Return achieved relative to risk taken is what many experienced market observers look for.

Under the lid as of 6/30/97
Often what a fund appears to be on the surface is different from what it actually is in composition. To get a better understanding of the true nature of the overall portfolio, we "unscrewed the tops" of each of the funds we own and dumped the contents out on the table. Here's what the overall mix looked like.

PIE CHART:
U.S. STOCKS       48%
INTL. STOCKS      10%
BONDS             25%
CASH              17%

This portfolio has produced the lowest returns of the three Markman MultiFunds, yet I firmly believe it is the best of the allocations we've assembled and managed.

Gross return is not the final word for all investors. Return achieved relative to risk taken is what many experienced market observers look for. And from that perspective, the Conservative Allocation has succeeded admirably. In the rough of a seemingly "no-lose" bull market, that diamond is often overlooked. But don't be misled -- it's in there.

Our increasingly positive market view led to some changes this past quarter, the most significant of which was the replacement of the defensive positions in Robertson Stephens Contrarian and Lindner Dividend with Dodge & Cox Balanced. We believe these moves will enable us to generate a bit more return potential without perceptibly increasing overall risk in the portfolio.

MARKMAN CONSERVATIVE ALLOCATION PORTFOLIO COMPARISON

PUTTING IT IN PERSPECTIVE BAR CHARTS - GRAPHIC REPRESENTATION
BEHIND THE COMPARISON
                      Markman Conservative    Lipper Balanced      Lehman Int.
                      Allocation Portfolio    Fund Index           Govt. Bond Index
2ND QTR. 1997          5.3%                   10.7%                2.8%
12 MOS ENDED 6/97     12.7%                   20.5%                6.8%
SINCE INCEPTION*      16.2%                   19.9%                7.8%

*From February 1, 1995 (annualized)

PORTFOLIO OF INVESTMENTS - MARKMAN CONSERVATIVE ALLOCATION PORTFOLIO
- JUNE 30, 1997 (UNAUDITED)
FUND                                                                        SHARES     MARKET VALUE      % OF TOTAL  STATUS+
NORTHEAST INVESTORS TRUST.............................................      579,147    $ 6,625,436       18.0%       +

SOGEN INTERNATIONAL FUND, INC ........................................      228,959      6,573,425       17.8%       +

FRANKLIN MUTUAL QUALIFIED FUND .......................................      265,992      4,912,880       13.3%       -

DODGE & COX BALANCED FUND ............................................       73,111      4,809,261       13.0%       NEW

COHEN & STEERS REALTY SHARES .........................................       83,376      3,931,180       10.7%       +

THE MERGER FUND ......................................................      242,719      3,597,098        9.8%       -

YACKTMAN FUND ........................................................      208,367      3,113,001        8.4%       +

T. ROWE PRICE SMALL CAP VALUE FUND ...................................      121,478      2,643,360        7.2%       +
                                                                                       -----------    --------

TOTAL INVESTMENTS (COST $33,590,380) ................................................   36,205,641       98.2%
                                                                                       -----------    --------

OTHER ASSETS AND LIABILITIES (NET) ..................................................      665,213        1.8%
                                                                                       -----------    --------

NET ASSETS ..........................................................................  $36,870,854      100.0%
                                                                                       ===========    ========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



+ "+" means larger percentage than end of prior quarter, "-" means smaller percentage than end of prior quarter, "new" means did not appear in prior quarter.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  -  JUNE 30, 1997 (UNAUDITED)

ASSETS
                                                             CONSERVATIVE       MODERATE     AGGRESSIVE
                                                               ALLOCATION     ALLOCATION     ALLOCATION
                                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
INVESTMENTS IN SECURITIES:
  AT ACQUISITION COST .....................................  $ 33,590,380   $ 75,244,364   $ 71,395,968
                                                             ============   ============   ============
  AT VALUE (NOTE 1) .......................................  $ 36,205,641   $ 85,400,439   $ 82,158,344
CASH ......................................................       400,623        345,942        208,816
RECEIVABLE FOR SECURITIES SOLD ............................          --             --             --
RECEIVABLE FOR CAPITAL SHARES SOLD ........................       308,252         15,400         39,429
DIVIDENDS RECEIVABLE ......................................          --               43             58
OTHER ASSETS ..............................................           380           --            8,725
                                                             ------------   ------------   ------------
  TOTAL ASSETS ............................................  $ 36,914,896   $ 85,761,824   $ 82,415,372
                                                             ============   ============   ============

LIABILITIES

PAYABLE FOR CAPITAL SHARES REDEEMED .......................  $     18,479   $     56,464   $    156,190
PAYABLE TO AFFILIATES (NOTE 3) ............................        25,563         62,702         60,540
OTHER LIABILITIES .........................................          --            1,131           --
                                                             ------------   ------------   ------------
  TOTAL LIABILITIES .......................................  $     44,042   $    120,297   $    216,730
                                                             ------------   ------------   ------------
  NET ASSETS ..............................................  $36,870,854    $ 85,641,527   $ 82,198,642
                                                             ============   ============   ============

NET ASSETS

NET ASSETS CONSIST OF:
PAID-IN CAPITAL ...........................................  $ 33,460,537   $ 74,195,537   $ 69,971,835
ACCUMULATED NET REALIZED GAINS FROM
  SECURITY TRANSACTIONS ...................................       500,675        936,114      1,704,154
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................       294,381        353,801       (239,723)
NET UNREALIZED APPRECIATION ON INVESTMENTS ................     2,615,261     10,156,075     10,762,376
                                                             ------------   ------------   ------------
  NET ASSETS ..............................................  $ 36,870,854   $ 85,641,527   $ 82,198,642
                                                             ============   ============   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
  NUMBER OF SHARES AUTHORIZED, NO PAR VALUE)(NOTE 4) ......     2,990,452      6,636,992      5,931,770
                                                             ============   ============   ============
  NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
   PRICE PER SHARE (NOTE 1) ...............................  $      12.33   $      12.90   $      13.86
                                                             ============   ============   ============
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  -  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
                                                     CONSERVATIVE       MODERATE     AGGRESSIVE
                                                       ALLOCATION     ALLOCATION     ALLOCATION
                                                        PORTFOLIO      PORTFOLIO      PORTFOLIO
INVESTMENT INCOME
  DIVIDEND INCOME ................................   $    485,208   $    735,105   $    146,199
                                                     ------------   ------------   ------------

EXPENSES
  INVESTMENT ADVISORY FEES .......................        185,412        374,583        379,204
  INDEPENDENT TRUSTEES' FEES .....................          6,750          6,750          6,750
                                                     ------------   ------------   ------------
   TOTAL EXPENSES (NOTE 3) .......................        192,162        381,333        385,954
                                                     ------------   ------------   ------------
  NET INVESTMENT INCOME (LOSS) ...................        293,046        353,772       (239,755)
                                                     ------------   ------------   ------------


REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  NET REALIZED GAINS FROM SECURITY TRANSACTIONS ..        618,027      1,130,697      1,709,257
  CAPITAL GAIN DISTRIBUTIONS FROM OTHER
   INVESTMENT COMPANIES ..........................          2,423           --             --
  NET CHANGE IN UNREALIZED
   APPRECIATION/DEPRECIATION ON INVESTMENTS ......      1,909,406      7,994,079      8,429,711
                                                     ------------   ------------   ------------
  NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS      2,529,856      9,124,776     10,138,968
                                                     ------------   ------------   ------------
  NET INCREASE IN NET ASSETS FROM OPERATIONS .....   $  2,822,902   $  9,478,548   $  9,899,213
                                                     ============   ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS  -  FOR THE PERIODS ENDED JUNE 30, 1997
AND DECEMBER 31, 1996
                                                             CONSERVATIVE                       MODERATE
                                                         ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO
                                                      SIX MONTHS                      SIX MONTHS
                                                   JUNE 30, 1997     YEAR ENDED    JUNE 30, 1997     YEAR ENDED
FROM OPERATIONS:                                     (UNAUDITED)  DEC. 31, 1996      (UNAUDITED)  DEC. 31, 1996
NET INVESTMENT INCOME (LOSS) ...................   $    293,046    $    964,793    $    353,772    $  1,110,324
NET REALIZED GAINS FROM SECURITY TRANSACTIONS ..        618,027         612,693       1,130,697       1,942,355
CAPITAL GAIN DISTRIBUTIONS FROM OTHER
   INVESTMENT COMPANIES ........................          2,423       1,573,569            --         3,505,633
NET CHANGE IN UNREALIZED APPRECIATION/
    DEPRECIATION ON INVESTMENTS ................      1,909,406         530,876       7,994,079         797,362
                                                   ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....      2,822,902       3,681,931       9,478,548       7,355,674
                                                   ------------    ------------    ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
DIVIDENDS FROM NET INVESTMENT INCOME ...........           --          (963,458)           --        (1,110,295)
DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME (NOTE 1) ..............           --          (627,137)           --          (860,538)
DISTRIBUTIONS FROM NET REALIZED GAINS ..........           --        (1,678,900)           --        (4,782,033)
                                                   ------------    ------------    ------------    ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS .............................           --        (3,269,495)           --        (6,752,866)
                                                   ------------    ------------    ------------    ------------


FROM CAPITAL SHARE TRANSACTIONS (NOTE4):
PROCEEDS FROM SHARES SOLD ......................      6,496,547      49,145,757      11,295,863      70,199,331
NET ASSET VALUE OF SHARES ISSUED IN REINVESTMENT
   OF DISTRIBUTIONS TO SHAREHOLDERS ............           --         3,199,781            --         6,679,202
PAYMENTS FOR SHARES REDEEMED ...................    (15,027,727)    (20,031,002)    (13,759,693)    (37,842,170)
                                                   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
    CAPITAL SHARE TRANSACTIONS .................     (8,531,180)     32,314,536     (2,463,830)      39,036,363
                                                   ------------    ------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........     (5,708,278)     32,726,972       7,014,718      39,639,171


NET ASSETS:
BEGINNING OF PERIOD ............................     42,579,132       9,852,160      78,626,809      38,987,638
                                                   ------------    ------------    ------------    ------------
END OF PERIOD ..................................   $ 36,870,854    $ 42,579,132    $ 85,641,527    $ 78,626,809
                                                   ============    ============    ============    ============

   UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) ....................   $    294,381            --      $    353,801            --
                                                   ============    ============    ============    ============

                                                              AGGRESSIVE
                                                        ALLOCATION PORTFOLIO
                                                     SIX MONTHS
                                                   JUNE 30, 1997      YEAR ENDED
FROM OPERATIONS:                                     (UNAUDITED)   DEC. 31, 1996
NET INVESTMENT INCOME (LOSS) ...................     $  (239,755)    $   309,914
NET REALIZED GAINS FROM SECURITY TRANSACTIONS ..       1,709,257       1,705,972
CAPITAL GAIN DISTRIBUTIONS FROM OTHER
   INVESTMENT COMPANIES ........................            --         3,846,983
NET CHANGE IN UNREALIZED APPRECIATION/
    DEPRECIATION ON INVESTMENTS ................       8,429,711       2,238,283
                                                    ------------    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....       9,899,213       8,101,152
                                                    ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
DIVIDENDS FROM NET INVESTMENT INCOME ...........            --          (309,882)
DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME (NOTE 1) ..............            --          (689,085)
DISTRIBUTIONS FROM NET REALIZED GAINS ..........            --        (4,868,973)
                                                    ------------    ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS .............................            --        (5,867,940)
                                                    ------------    ------------


FROM CAPITAL SHARE TRANSACTIONS (NOTE4):
PROCEEDS FROM SHARES SOLD ......................       7,713,404      80,691,707
NET ASSET VALUE OF SHARES ISSUED IN REINVESTMENT
   OF DISTRIBUTIONS TO SHAREHOLDERS ............            --         5,792,545
PAYMENTS FOR SHARES REDEEMED ...................     (19,742,873)    (46,714,062)
                                                    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
    CAPITAL SHARE TRANSACTIONS .................     (12,029,469)     39,770,190
                                                    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........      (2,130,256)     42,003,402


NET ASSETS:
BEGINNING OF PERIOD ............................      84,328,898      42,325,496
                                                    ------------    ------------
END OF PERIOD ..................................    $ 82,198,642    $ 84,328,898
                                                    ============    ============

   UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) ....................    $   (239,723)           --
                                                    ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS - MARKMAN CONSERVATIVE ALLOCATION
PORTFOLIO
Per share data for a share outstanding throughout
each period
                                                           SIX MONTHS ENDED        YEAR ENDED    PERIOD ENDED
                                                  JUNE 30, 1997 (UNAUDITED) DECEMBER 31, 1996    DEC. 31,1995 (A)
NET ASSET VALUE - BEGINNING OF PERIOD .....................   $       11.49     $       10.97  $       10.00
                                                              -------------     -------------  -------------
INCOME FROM INVESTMENT OPERATIONS:
  NET INVESTMENT INCOME ...................................            0.10              0.28           0.19
  NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........            0.74              1.19           1.61
                                                              -------------     -------------  -------------
  TOTAL FROM INVESTMENT OPERATIONS ........................            0.84              1.47           1.80
                                                              -------------     -------------  -------------
LESS DISTRIBUTIONS
  DIVIDENDS FROM NET INVESTMENT INCOME ....................              --             (0.28)         (0.19)
  DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME ........              --             (0.18)         (0.04)
  DISTRIBUTIONS FROM NET REALIZED GAINS ...................              --             (0.49)         (0.60)
                                                              -------------     -------------  -------------
TOTAL DISTRIBUTIONS .......................................              --             (0.95)         (0.83)
                                                              -------------     -------------  -------------
NET ASSET VALUE - END OF PERIOD ...........................   $       12.33     $       11.49  $       10.97
                                                              =============     =============  =============
TOTAL RETURN ..............................................            7.31%            13.41%         18.00%
                                                              =============     =============  =============
NET ASSETS - END OF PERIOD (000'S) ........................   $      36,871     $      42,579  $       9,852
                                                              =============     =============  =============
RATIO OF EXPENSES TO AVERAGE NET ASSETS ...................        0.95%(B)             0.95%        0.95%(B)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS ......        1.45%(B)             3.21%        3.02%(B)
PORTFOLIO TURNOVER RATE ...................................          40%(B)              104%           176%

FINANCIAL HIGHLIGHTS - MARKMAN MODERATE ALLOCATION
PORTFOLIO
Per share data for a share outstanding throughout
each period
NET ASSET VALUE - BEGINNING OF PERIOD .....................   $       11.49     $       11.31  $       10.00
                                                              -------------     -------------  -------------
INCOME FROM INVESTMENT OPERATIONS:
  NET INVESTMENT INCOME ...................................            0.05              0.18           0.06
  NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........            1.36              1.08           2.39
                                                              -------------     -------------  -------------
TOTAL FROM INVESTMENT OPERATIONS ........................              1.41              1.26           2.45
LESS DISTRIBUTIONS:
  DIVIDENDS FROM NET INVESTMENT INCOME ....................              --             (0.18)         (0.06)
  DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME ........              --             (0.14)         (0.24)
  DISTRIBUTIONS FROM NET REALIZED GAINS ...................              --             (0.76)         (0.84)
                                                              -------------     -------------  -------------
TOTAL DISTRIBUTIONS .......................................              --             (1.08)         (1.14)
                                                              -------------     -------------  -------------
NET ASSET VALUE - END OF PERIOD ...........................   $       12.90     $       11.49  $       11.31
                                                              =============     =============  =============
TOTAL RETURN ..............................................           12.27%            11.11%         24.50%
                                                              =============     =============  =============
NET ASSETS - END OF PERIOD (000'S) ........................   $      85,642    $    78,627 $          38,988
                                                              =============     =============  =============
RATIO OF EXPENSES TO AVERAGE NET ASSETS ...................        0.95%(B)          0.95%          0.95%(B)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS ......        0.88%(B)          1.34%          0.77%(B)
PORTFOLIO TURNOVER RATE ...................................          49%(B)        280%              141%
FINANCIAL HIGHLIGHTS - MARKMAN AGGRESSIVE ALLOCATION
PORTFOLIO
Per share data for a share outstanding throughout
each period
NET ASSET VALUE - BEGINNING OF PERIOD .....................   $       12.26     $       11.79  $       10.00
                                                              -------------     -------------  -------------
INCOME FROM INVESTMENT OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ............................           (0.04)             0.05           0.01
  NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........            1.64              1.34           3.11
                                                              -------------     -------------  -------------
TOTAL FROM INVESTMENT OPERATIONS ..........................            1.60              1.39           3.12
                                                              -------------     -------------  -------------
LESS DISTRIBUTIONS:
  DIVIDENDS FROM NET INVESTMENT INCOME ....................              --             (0.05)         (0.01)
  DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME ........              --             (0.11)         (0.23)
  DISTRIBUTIONS FROM NET REALIZED GAINS ...................              --             (0.76)         (1.09)
                                                              -------------     -------------  -------------
TOTAL DISTRIBUTIONS .......................................              --             (0.92)         (1.33)
                                                              -------------     -------------  -------------
NET ASSET VALUE - END OF PERIOD ...........................   $       13.86     $       12.26  $       11.79
                                                              =============     =============  =============
TOTAL RETURN ..............................................          13.05%            11.72%         31.21%
                                                              =============     =============  =============
NET ASSETS - END OF PERIOD (000'S) .....................      $      82,199     $      84,329  $      42,325
                                                              =============     =============  =============
RATIO OF EXPENSES TO AVERAGE NET ASSETS ...................        0.95%(B)             0.95%       0.95%(B)
RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS ......................................       (0.59%)(B)            0.34%       0.15%(B)
PORTFOLIO TURNOVER RATE ...................................         107%(B)              340%        204%

(A) Represents the period from the initial public offering of shares (January 26, 1995) through December 31, 1995.
(B) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS  -  UNAUDITED

1.   SIGNIFICANT ACCOUNTING POLICIES

Markman MultiFund Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end non-diversified management investment company. The Trust was organized as a Massachusetts business trust on September 7, 1994. The Trust offers three series of shares to investors: the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio (collectively, the Funds). The Trust was capitalized on November 28, 1994, when the Funds' investment adviser, Markman Capital Management, Inc. (the Adviser), purchased the initial shares of each Fund at $10.00 per share. The public offering of shares commenced on January 26, 1995. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares to the Adviser.


The Markman Conservative Allocation Portfolio seeks to provide current income and low to moderate growth of capital. The Markman Moderate Allocation Portfolio seeks growth of capital and a reasonable level of current income. The Markman Aggressive Allocation Portfolio seeks capital appreciation without regard to current income.


THE FOLLOWING IS A SUMMARY OF THE TRUST'S SIGNIFICANT ACCOUNTING POLICIES:

SECURITIES VALUATION -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Shares of open-end management investment companies (mutual funds) in which the Funds invest are valued at their respective net asset values as determined under the 1940 Act. Such mutual funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the underlying mutual fund. Money market funds generally value securities in their portfolios on an amortized cost basis, which approximates market.

SHARE VALUATION -- The net asset value per share of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund are equal to the net asset value per share.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Funds record distributions of short-term and long-term capital gains made by mutual funds in which the Funds invest as realized gains. For tax purposes, the short-term portion of such distributions is treated as dividend income by the Funds.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from each Fund's net investment income and net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Each of the Funds files a tax return annually using tax accounting methods required under provisions of the Code which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of short-term gain distributions made by mutual funds in which the Funds invest and the deferral of certain losses under federal income tax regulations. Accordingly, the amount of net investment income and net realized capital gain or losses reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the Statement of Changes in Net Assets and the Financial Highlights may differ from that reported to shareholders for federal income tax purposes. As a result of such differences, reclassifications were made to the components of net assets to conform with generally accepted accounting principles.



FEDERAL INCOME TAX

The following information is based upon the federal income tax cost of portfolio investments of the Funds as of June 30, 1997:

                                   CONSERVATIVE        MODERATE      AGGRESSIVE
                                     ALLOCATION      ALLOCATION      ALLOCATION
                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
GROSS UNREALIZED APPRECIATION      $  2,676,026    $ 10,177,227    $ 10,828,000

GROSS UNREALIZED DEPRECIATION           (60,765)        (21,152)        (65,624)
                                   ------------    ------------    ------------

NET UNREALIZED APPRECIATION        $  2,615,261    $ 10,156,075    $ 10,762,376
                                   ============    ============    ============

FEDERAL INCOME TAX COST

OF PORTFOLIO INVESTMENTS           $ 33,590,380    $ 75,244,364    $ 71,395,968
                                   ============    ============    ============

2.   INVESTMENT TRANSACTIONS
During the six months ended June 30, 1997, purchases and proceeds from sales and maturities of portfolio securities, other than short-term investments, amounted to $7,959,651 and $16,784,120, respectively, for the Markman Conservative Allocation Portfolio, $19,518,016 and $21,323,450, respectively, for the Markman Moderate Allocation Portfolio, and $42,883,840 and $54,392,823, respectively, for the Markman Aggressive Allocation Portfolio.


3.  TRANSACTIONS WITH AFFILIATES

The Chairman of the Board and President of the Trust is also the President of Markman Capital Management, Inc. (the Adviser). Certain other trustees and officers of the Trust are officers of the Adviser or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of .95% of average daily net assets. The Adviser pays all operating expenses of the Funds except brokerage commissions, taxes, interest, fees and expenses of independent trustees and any extraordinary expenses.

In addition, the Adviser is contractually obligated to reduce its investment management fee in an amount equal to each Fund's allocable portion of the fees and expenses of the Trust's independent trustees.

ADMINISTRATIVE, ACCOUNTING, AND TRANSFER AGENCY AGREEMENT
Under the terms of the Administration, Accounting, and Transfer Agency Agreement between the Trust, the Adviser and CFS, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. CFS supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions, calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the Adviser, out of its investment management fee, pays CFS a monthly base fee, an asset based fee, and a fee based on the number of shareholder accounts. In addition, the Adviser pays out-of-pocket expenses including, but not limited to, postage and supplies.

4.   FUND SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the State ments of Changes in Net Assets are the result of the following capital share transactions for the periods ended June 30, 1996 and December 31, 1995:

                                       CONSERVATIVE      MODERATE    AGGRESSIVE
                                         ALLOCATION    ALLOCATION    ALLOCATION
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO
SIX MONTHS ENDED JUNE 30, 1997

(UNAUDITED):

SHARES SOLD                                 553,579       935,645       599,801

SHARES ISSUED IN REINVESTMENT OF

  DISTRIBUTIONS TO SHAREHOLDERS                --            --            --

LESS SHARES REDEEMED                     (1,269,923)   (1,141,237)   (1,547,372)
                                         ----------    ----------    ----------

NET DECREASE

  IN SHARES OUTSTANDING                    (716,344)     (205,592)     (947,571)

SHARES OUTSTANDING,

  BEGINNING OF PERIOD                     3,706,796     6,842,584     6,879,341
                                         ----------    ----------    ----------

SHARES OUTSTANDING,

  END OF PERIOD                           2,990,452     6,636,992     5,931,770
                                         ==========    ==========    ==========



YEAR ENDED DECEMBER 31, 1996:

SHARES SOLD                               4,224,322     5,984,900     6,577,451

SHARES ISSUED IN REINVESTMENT

  OF DISTRIBUTIONS TO SHAREHOLDERS          278,484       581,306       472,475

LESS SHARES REDEEMED                     (1,694,000)   (3,169,616)   (3,759,415)
                                         ----------    ----------    ----------

NET INCREASE IN

  SHARES OUTSTANDING                      2,808,806     3,396,590     3,290,511
SHARES OUTSTANDING,

  BEGINNING OF YEAR                         897,990     3,445,994     3,588,830
                                         ----------    ----------    ----------

SHARES OUTSTANDING,

  END OF YEAR                             3,706,796     6,842,584     6,879,341
                                         ==========    ==========    ==========

FIRST CLASS

LOGO:
The Markman MultiFunds

6600 France Avenue So., Suite 565
Minneapolis, Minnesota 55435

Portfolio/Strategy
Update
To hear Bob Markman's weekly market overview and MultiFund activity report, dial 1-800-975-5463.

Prospectus
For copies of the Markman Prospectus, dial 1-800-395-4848.

PriceLine
Call anytime for up-to-the-minute net asset values at 1-800-536-8679.

HelpLine
For an application form, for assistance in completing an application, or for general administrative questions, dial 1-800-707-2771.

OnLine
Bob's on the Internet!
Check for net asset values and more
at http://www.markman.com

Authorized for distribution only if preceded or accompanied by a current prospectus.

100% NO-LOAD Mutual Fund Council

Investing in
The Markman MultiFunds
Investment forms may be ordered by calling 1-800-707-2771.

These forms are available:
o Account Application
o IRA Application
o IRA Transfer Request
o Dollar Cost Averaging Application
o Systematic Withdrawal Plan Request
o Automatic Investment Request
o Company Retirement Account
  Application
o Company Retirement Plan Prototype
  [includes Profit Sharing, Money Purchase, 401(k)]
o 403(b) Plan and Application


The minimum direct investment is $25,000. If you want to invest less than $25,000, you may purchase The Markman MultiFunds through: Charles Schwab & Company (1-800-266-5623), Jack White and Company (1-800-323-3263), Fidelity Investments (1-800-544-7558), and Waterhouse Securities (1-800-934-4443), among others. There is no transaction fee when you purchase the Markman MultiFunds through these discount brokers.


For additional forms or answers to any questions just contact The Markman MultiFunds (between the hours of 8:30 AM and 5:30 PM EST):

Toll-free: 1-800-707-2771
In Cincinnati: 513-629-2070


Investment Adviser
Markman Capital Management, Inc.
6600 France Ave. So., Suite 565
Minneapolis, Minnesota 55435
Telephone: 612-920-4848
Toll-free: 1-800-395-4848

Shareholder Services
c/o Countrywide Fund Services, Inc.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-3874
Telephone: 513-629-2070
Toll-free: 1-800-707-2771